Pledged assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Pledged Assets [Line items]
Short-term secured borrowings	$ 503,700	$ 453,000
For customs duties	31	32
Pledged assets	563,695	516,384
Land | Long-term borrowings [member]
Pledged Assets [Line items]
Assets pledged as security	27,500	27,500
Building and improvements | Long-term borrowings [member]
Pledged Assets [Line items]
Assets pledged as security	$ 32,464	$ 35,852